Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Class of Warrant or Right, Outstanding, Beginning of Period	18,962,535	16,329,206	17,229,206
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.74	$ 1.28	$ 1.28
Class of Warrant or Right, Grants in Period, Net of Forfeitures	474,171	8,157,829
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price	$ 0.36	$ 0.36
Class of Warrant or Right, Expirations in Period		(5,524,500)	(900,000)
Class of Warrant or Right, Expirations in Period, Weighted Average Exercise Price		$ 1.51	$ 1.25
Class of Warrant or Right, Outstanding, End of Period	19,436,706	18,962,535	16,329,206
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.64	$ 0.74	$ 1.28